DISCONTINUED OPERATIONS AND LOSS ON INVESTMENT IN AND RECEIVABLE FROM CAN B CORP.	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DISCONTINUED OPERATIONS AND LOSS ON INVESTMENT IN AND RECEIVABLE FROM CAN B CORP.
3. DISCONTINUED OPERATIONS AND LOSS ON INVESTMENT IN AND RECEIVABLE FROM CAN B CORP.

3. DISCONTINUED OPERATIONS AND LOSS ON INVESTMENT IN AND RECEIVABLE FROM CAN B CORP.

Effective December 31, 2019, the Company sold its 51% equity interest in Green Grow Farms, Inc. (“Green Grow”) to Can B Corp. in exchange for 37,500,000 shares of Can B Corp. common stock and a Can B Corp. obligation to issue additional shares (“Additional Purchases Shares”) of Can B Corp. common stock to the Company on June 30, 2020 in such number so that the aggregate value of the aggregate shares issued to the Company equaled $1,000,000. We acquired this equity interest on May 9, 2019 in exchange for a $200,000 note payable to NY Farms Group Inc. and 2,000,000 shares of Company common stock valued at $1,250,000.

Effective March 6, 2020, CANB effected a 1 share for 300 shares reverse stock split resulting in a reduction of the number of the Company’s shares of CANB common stock from 37,500,000 shares to 125,000 shares. On July 8, 2020, CANB delivered 418,714 additional shares of CANB common stock required under the December 31, 2019 agreement. The fair value of the 543,714 shares of CANB common stock at June 30, 2020 was $1,073,835 and the Company recognized an unrealized gain of $73,835 in the quarterly period ended June 30, 2020.

On July 29, 2020, the Company executed an exchange agreement with CANB and delivered the 543,714 shares of CANB common stock to CANB in exchange for CANB’s delivery of 1,000,000 shares of common stock to the Company. The July 29, 2020 closing price of CANB common stock was $0.95 per share. In the balance sheet as of September 30, 2020, the Company recorded treasury stock in the amount of $516,528. The Company recognized a loss of $557,307 from the Company’s investment in CANB common stock in the quarterly period ended September 30, 2020.

3. DISCONTINUED OPERATIONS

Effective December 31, 2019, the Company sold its 51% equity interest in Green Grow Farms, Inc. (“Green Grow”) to Can B Corp. in exchange for 37,500,000 shares of Can B Corp. common stock and a Can B Corp. obligation to issue additional shares (“Additional Purchases Shares”) of Can B Corp. common stock to the Company on June 30, 2020 in such number so that the aggregate value of the aggregate shares issued to the Company equaled $1,000,000. We acquired this equity interest on May 9, 2019 in exchange for a $200,000 note payable to NY Farms Group Inc. and 2,000,000 shares of Company common stock valued at $1,250,000.

The $487,007 loss from operations of discontinued subsidiary for the period May 9, 2019 to December 31, 2019 consists of:

Sales	$-

Cost of sales	239,810

Gross profit	(239,810)

Operating expenses:

Officer’s compensation	168,232

Occupancy costs	30,373

Other	48,592

Total operating expenses	247,197

Net loss	$(487,007)

The $798,839 loss on sale of discontinued subsidiary was calculated as follows:

Consideration received from sale effective December 31, 2019:

Can B Corp. common stock	$487,500

Receivable from Can B for “Additional Purchase Shares” due June 30, 2020	512,500

Forgiveness of note payable to NY Farms Group Inc.	200,000

Total consideration	1,200,000

Company investment in 515 of Green Grow at December 31, 2019:

Initial investment on May 9, 2019	1,450,000

Loans receivable from Green Grow (forgiven)	797,213

51% of net loss of Green Grow for the year ended December 31, 2019	(248,374)

Total investment	1,998,839

Loss on sale of discontinued subsidiary	$(798,839)

Effective March 6, 2020, CANB effected a 1 share for 300 shares reverse stock split resulting in a reduction of the number of the Company’s shares of CANB common stock from 37,500,000 shares to 125,000 shares. On July 8, 2020, CANB delivered 418,714 additional shares of CANB common stock required under the December 31, 2019 agreement. The fair value of the 543,714 shares of CANB common stock at June 30, 2020 was $1,073,835 and the Company recognized an unrealized gain of $73,835 in the quarterly period ended June 30, 2020.

On July 29, 2020, the Company executed an exchange agreement with CANB and delivered the 543,714 shares of CANB common stock to CANB in exchange for CANB’s delivery of 1,000,000 shares of common stock to the Company. The July 29, 2020 closing price of CANB common stock was $0.95 per share. In the balance sheet as of September 30, 2020, the Company recorded treasury stock in the amount of $516,528. The Company recognized a loss of $557,307 from the Company’s investment in CANB common stock.